Note 13 - Financial assets at amortised cost (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Financial Assets At Amortised Cost Abstract
Table of Financial Assets At Amortised Cost
Financial assets at amortized cost (Millions of Euros)
	June 2018	December 2017
Debt securities	32,082	24,093
Of which: Impairment losses	(30)	(15)
Loans and advances to central banks	5,309	7,300
Of which: Impairment losses	(2)	-
Loans and advances to credit institutions	11,783	26,261
Of which: Impairment losses	(13)	(36)
Loans and advances to customers	377,175	387,621
Government	28,785	31,645
Other financial corporations	8,607	18,173
Non-financial corporations	165,828	164,510
Other	173,956	173,293
Of which: Impairment losses	(13,486)	(12,748)
Total	426,349	445,275